Shareholder Report, Line Graph (Details) 215304_Motley Fool Innovative Growth Factor ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2026	Dec. 08, 2025	Aug. 31, 2026
Motley Fool Innovative Growth Factor ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Motley Fool Innovative Growth Factor ETF (at NAV)
Accumulated Value	$ 10,864	$ 10,000
Russell 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Total Return Index
Accumulated Value	11,302	10,000
Motley Fool Innovative Growth Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Motley Fool Innovative Growth Total Return Index (USD)
Accumulated Value	10,875	10,000
Russell 1000 Growth Benchmark Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Benchmark Total Return Index
Accumulated Value	$ 10,279	$ 10,000